Summary of Significant Accounting Policies (Tables)	9 Months Ended
Mar. 31, 2023
Summary of Significant Accounting Policies
Schedule of computation of basic and diluted net earnings (loss) per share of Common Stock

The following table sets forth the computation of basic and diluted net earnings (loss) per share of Common Stock for the three and nine months ended March 31, 2023, and 2022:

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	March 31, 2023	March 31, 2022	March 31, 2023	March 31, 2022
Net (loss) Income (in thousands)	$(7,750)	$3,714	$(30,774)	$33,240
Basic and diluted shares	—	—	—	—
Weighted-average Class A Common Stock outstanding	48,426,206	47,500,000	47,804,228	47,500,000
Loss per share for Class A Common Stock	—	—	—	—
— Basic and Diluted	$(0.16)	$0.08	$(0.64)	$0.70